Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share
10. Net Loss Per Share
Net loss per share is computed by dividing net loss by the weighted average number of common stock outstanding during the period. In computing net loss per share, the Company’s unvested restricted common stock and warrants are not considered participating securities. Diluted loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. Diluted net loss per common share adjusts basic net loss per share attributable to ordinary shareholders to give effect to all potential ordinary shares that were dilutive and outstanding during the period. For the three months ended March 31, 2022 and 2021, no instrument was determined to have a dilutive effect.
Net loss per share calculations for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the reverse capitalization. Subsequent to the Business Combination, net loss per share was calculated based on weighted average number of shares of common stock then outstanding.
The following table sets forth the computation of the Company’s net loss per share attributable to stockholders:

	Three Months Ended March 31, (in thousands, except share and per share data)
	2022	2021
Net loss	$(25,772)	$(9,398)
Weighted average common stock outstanding, basic and diluted	81,009,268	49,131,554

Net loss per common share, basic and diluted	$(0.32)	$(0.19)

The following table discloses the weighted-average shares outstanding of securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share as the impact would be anti-dilutive:

	Three Months Ended March 31,
	2022	2021
CIC Restricted Stock	5,395,590	9,679,209
Convertible Notes	—	3,095
Warrants	11,539,306	6,650

14. Net Loss Per Share
Net loss per share is computed by dividing net loss by the weighted average number of common stock outstanding during the period. In computing net loss per share, the Company’s unvested restricted common stock and warrants are not considered participating securities. Diluted loss per common share is the same as basic loss per common share for all periods presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss. Diluted net loss per common share adjusts basic net loss per share attributable to ordinary shareholders to give effect to all potential ordinary shares that were dilutive and outstanding during the period. For the year ended December 31, 2021 and 2020, no instrument was determined to have a dilutive effect.
Net loss per share calculations for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the reverse capitalization. Subsequent to the Business Combination, net loss per share was calculated based on weighted average number of shares of common stock then outstanding.

The following table sets forth the computation of the Company’s net loss per share attributable to stockholders:

	Year Ended December 31, (in thousands, except share and per share data)
	2021	2020
Net loss	$(56,093)	$(8,409)
Weighted average common stock outstanding, basic and diluted	52,888,268	49,676,523

Net loss per common share, basic and diluted	$(1.06)	$(0.17)

The following table discloses the weighted-average shares outstanding of securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share as the impact would be anti-dilutive:

	Year Ended December 31,
	2021	2020

CIC Restricted Stock	9,876,930	654,960
Warrants	1,556,628	—